Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014
C000007977
Account Value [Line Items]
Account Value	$ 67,341	$ 66,203	$ 63,995	$ 64,927	$ 63,010	$ 61,619	$ 61,792	$ 60,931	$ 60,600	$ 60,551	$ 61,828	$ 65,333	$ 67,283	$ 67,210	$ 66,757	$ 65,218	$ 65,276	$ 64,377	$ 62,845	$ 64,296	$ 61,855	$ 62,149	$ 60,219	$ 57,830	$ 56,190	$ 56,389	$ 56,135	$ 55,290	$ 55,640	$ 55,684	$ 54,911	$ 53,296	$ 52,059	$ 55,077	$ 54,002	$ 52,938	$ 51,893	$ 51,110	$ 50,545	$ 50,766	$ 50,000
C000007976
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,356	13,133	12,697	12,885	12,507	12,233	12,270	12,101	12,038	12,031	12,287	12,986	13,376	13,364	13,277	12,974	12,988	12,811	12,509	12,800	12,317	12,378	11,996	11,522	11,198	11,239	11,190	11,024	11,097	11,109	10,957	10,637	10,393	10,999	10,788	10,577	10,370	10,216	10,105	10,151	10,000
NACC2 Index: Bloomberg PA Municipal Bond Index
Account Value [Line Items]
Account Value	$ 65,041	64,182	62,272	63,168	61,747	60,389	60,377	59,789	59,172	59,455	60,161	63,269	65,160	65,309	64,753	63,585	63,722	62,839	61,501	62,755	60,516	60,778	59,004	56,909	55,353	55,479	55,095	54,395	54,708	55,060	54,316	52,844	51,515	54,451	53,504	52,734	51,675	50,894	50,382	50,597	50,000
NACC2 Index: Bloomberg PA Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg PA Municipal Bond Index
Account Value	$ 13,008	12,836	12,454	12,634	12,349	12,078	12,075	11,958	11,834	11,891	12,032	12,654	13,032	13,062	12,951	12,717	12,744	12,568	12,300	12,551	12,103	12,156	11,801	11,382	11,071	11,096	11,019	10,879	10,942	11,012	10,863	10,569	10,303	10,890	10,701	10,547	10,335	10,179	10,076	10,119	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 63,714	62,937	60,946	61,894	60,720	59,325	59,359	58,713	58,227	58,330	59,070	61,866	63,733	63,841	63,376	62,277	62,501	61,745	60,510	61,625	59,585	59,809	58,195	56,299	54,921	55,013	54,692	54,067	54,308	54,745	54,090	52,747	51,436	54,266	53,312	52,613	51,549	50,774	50,356	50,615	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,587	$ 12,189	$ 12,379	$ 12,144	$ 11,865	$ 11,872	$ 11,743	$ 11,645	$ 11,666	$ 11,814	$ 12,373	$ 12,747	$ 12,768	$ 12,675	$ 12,455	$ 12,500	$ 12,349	$ 12,102	$ 12,325	$ 11,917	$ 11,962	$ 11,639	$ 11,260	$ 10,984	$ 11,003	$ 10,938	$ 10,813	$ 10,862	$ 10,949	$ 10,818	$ 10,549	$ 10,287	$ 10,853	$ 10,662	$ 10,523	$ 10,310	$ 10,155	$ 10,071	$ 10,123	$ 10,000